Common, subordinated and preferred units - Movements (Details) - shares	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Common units public [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	18,050,941	18,028,786
Awards to non-employee directors as compensation for directors' fees		3,882
Subordinated units converted to common units		3,882
ATM program	7,176	0
Ending Balance	18,110,720	18,050,941
Common units public [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	52,603	7,764
Common units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	15,257,498	15,257,498
Awards to non-employee directors as compensation for directors' fees		0
Subordinated units converted to common units		0
ATM program	0	0
Ending Balance	15,257,498	15,257,498
Common units Hegh LNG [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	0	0
8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Beginning Balance	6,752,333	6,625,590
Awards to non-employee directors as compensation for directors' fees		0
Subordinated units converted to common units		0
ATM program	0	126,743
Ending Balance	7,089,325	6,752,333
8.75% Series A Preferred Units [Member] | Director [Member]
Common And Subordinated Units [Line Items]
Awards to non-employee directors as compensation for directors' fees	336,992	0
Phantom Share Units (PSUs) [Member] | Common units public [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		6,627
Phantom Share Units (PSUs) [Member] | Common units Hegh LNG [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0
Phantom Share Units (PSUs) [Member] | 8.75% Series A Preferred Units [Member]
Common And Subordinated Units [Line Items]
Phantom units issued		0